FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 23 – FINANCIAL INSTRUMENTS

Fair value of the financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The estimated fair values of financial instruments have been determined by the Group using available market information and appropriate valuation methodologies. However, judgment is necessarily required to interpret market data to estimate the fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Group could realise in a current market exchange.

The following methods and assumptions were used to estimate the fair value of the financial instruments for which it is practicable to estimate fair value:

The fair values of certain financial assets and liabilities carried at amortized cost, including cash and cash equivalents, trade payables and payables to merchants, bank borrowings and lease liabilities are considered to approximate their respective carrying values due to their short-term nature.

The carrying value of trade receivables along with the related allowances for uncollectability is estimated to be their fair values.

The estimated fair value of loan receivables and BNPL receivables represents the discounted amount of estimated future cash flows expected to be received. Expected cash flows are discounted at current market rates with similar currency and remaining maturity in order to determine their fair value.

Fair value hierarchy

The fair values of financial assets and financial liabilities are determined as follows:

-	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
-	Level 2: Inputs other than quoted prices included within level 1 that are observable for the asset or liability either directly (that is as prices) or indirectly (that is derived from prices).
-	Level 3: Inputs for the asset or liability that is not based on observable market data (that is unobservable inputs).

Based on the fair value hierarchy, the Group’s financial assets and liabilities are categorized as follows:

	As of 31 December 2024

Financial assets	Total	Level 1	Level 2	Level 3

Money market funds (Note 3)	4,649,626	4,649,626	—	—
Investment funds at fair value (Note 4)	2,207,315	2,207,315	—	—
	6,856,941	6,856,941	—	—

	As of 31 December 2023
Financial assets	Total	Level 1	Level 2	Level 3

Investment funds at fair value (Note 4)	2,298,590	2,298,590	—	—
	2,298,590	2,298,590	—	—